Consolidated Statements of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	€ 2,520,782
Gross profit	2,663,692	€ 1,046,615	€ 72,137
Operating expenses:
Total operating expenses	8,219,732	6,417,782	1,298,873
Operating loss	(5,556,040)	(5,371,167)	(1,226,736)
Other income (expense):
Change in fair value of warrant liability	(14,183)	163,827
Impairment of property, plant and equipment		(2,660)
Other income	556,580	333,898	4,869
Change in accounting estimate
Income related to change in fair value of contingent consideration – related party	3,482
Total other income (expense), net	466,042	500,587	(119)
Loss before income taxes	(5,089,998)	(4,870,580)	(1,226,855)
Provision for income taxes	41,137	(41,085)
Net loss	(5,048,861)	(4,911,665)	(1,226,855)
Attributable to the company	(4,427,545)	(4,438,440)	(1,226,855)
Attributable to non-controlling interest	(621,316)	(473,225)
Other comprehensive income (loss):
Foreign currency translation adjustments	(27,880)	92,230	26,773
Total comprehensive loss	€ (5,076,741)	€ (4,819,435)	€ (1,200,082)
Class A
Weighted average shares outstanding – basic and diluted:
Basic weighted average shares outstanding (in Shares)	6,559,016	7,700,000	5,203,562
Diluted weighted average shares outstanding (in Shares)	6,559,016	7,700,000	5,203,562
Loss per share – basic and diluted:
Loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Diluted loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Class B
Weighted average shares outstanding – basic and diluted:
Basic weighted average shares outstanding (in Shares)	5,863,415	3,702,068	709,301
Diluted weighted average shares outstanding (in Shares)	5,863,415	3,702,068	709,301
Loss per share – basic and diluted:
Loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Diluted loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Non-Related Parties
Revenue	€ 2,520,781	€ 1,147,492	€ 162,407
Cost of revenue	222,426	100,877	25,180
Operating expenses:
General and administrative expense	6,632,384	6,154,262	1,152,873
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss	(10,418)	9,436
Finance costs	(64,501)	(3,914)	(4,988)
Related Parties
Revenue	365,337
Cost of revenue			65,090
Operating expenses:
General and administrative expense	1,587,348	263,520	146,000
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss	3,195
Finance costs	€ (8,113)